Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,982)
Gains that will be amortized into earnings in 2013	(244)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	99
Gains that will be amortized into earnings in 2013	12
Discount rates used in measuring benefit obligations	3.25%	4.25%	4.25%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%	8.00%
Effect on postretirement expense from one-percentage-point increase or decrease in assumed health care trend rate	10.00%
Effect On Postretirement Benefit Obligation From One Percentage Point Increase Decrease In Assumed Health Care Trend Rate	5.00%
Health care cost trend rate, year	2018	2018
Future health care benefit payments in 2012	33
Future health care benefit payments in 2013	33
Future health care benefit payments in 2014	32
Future health care benefit payments in 2015	31
Future health care benefit payments in 2016	31
Total future health care benefit payments over the five years 2017 through 2021	$ 138
Postretirement Plans [Member] | 2018 [Member]
Postretirement Benefit Plans [Line Items]
Ultimate Healthcare Cost Trend Rate	5.00%	5.00%